Consolidated Balance Sheets (Parenthetical) - £ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	£ 0.0001	£ 0.0001
Common stock, shares authorized	2,550,807,451	20,570,088
Common stock, shares issued	2,550,807,451	20,570,088
Common stock, shares outstanding	2,550,807,451	20,570,088
Stock dividend shares	559,329,010
Deferred stock, par value	£ 0.0001	£ 0.0001
Deferred stock, shares authorized	794,955	794,955
Deferred stock, shares issued	794,955	794,955
Deferred stock, shares outstanding	794,955	794,955